Warrants (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of status of Company's warrant granted
Number of Shares Remaining Warrants, Warrants expired/cancelled	865,500	26,000
Warrants [Member]
Summary of status of Company's warrant granted
Number of Shares, Outstanding, Beginning balance	2,954,250
Warrants granted	4,717,017
Number of Shares Remaining Warrants, Warrants expired/cancelled	0
Number of Shares, Outstanding, Ending Balance	7,671,267
Number of Shares Remaining Options, Exercisable	6,861,250
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.80
Warrant granted, Weighted Average Exercise Price	$ 0.43
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1.51
Exercisable, Weighted Average Exercise Price	$ 1.53
Weighted-Average Remaining Contractual Term, Outstanding	8 years 6 months
Warrants granted, Weighted-Average Remaining Contractual Term	4 years 4 months 17 days
Weighted-Average Remaining Contractual Term, Outstanding, Ending balance	5 years 6 months 29 days
Exercisable, Weighted Average Remaining Contractual Term	6 years 7 months 6 days
Outstanding, Intrinsic Value	$ 150,000
Exercisable, Intrinsic Value	$ 150,000